Deconsolidation and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Deconsolidation and Discontinued Operations [Abstract]
Schedule of Controlling Interest And Deconsolidation Of Subsidiaries And Long Term Investment [Table Text Block]
A loss of $422,565 was recognized on our sale of the controlling interest and deconsolidation of subsidiaries and long term investment as follows:

	$	$
Cash	239,427
Fair value of promissory note	685,245
Fair value of proceeds that resulted in loss of control	924,672
Carrying value of non-controlling interest in former subsidiary on the date the subsidiary was deconsolidated	27,716
Subtotal		952,388
Less:
Carrying value of NAI' s net assets	(636,157)
Carrying value of CWN HK's net assets	(1,145,495)
Carrying value of CWN Capital- long term investment	135,231
Recognize realized foreign exchange gain or loss for disposal of subsidiary	33,566
Intercompany balances	2,987,808
		1,374,953
Loss on deconsolidation of subsidiaries and long term investment		(422,565)